The Millicom Group - A.3. Investments in associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Investments in associates	$ 22	[1]	$ 24
West Indian Ocean Cable Company Limited (WIOCC)
Disclosure of associates [line items]
Proportion of ownership interest in associate	9.10%		9.10%
Investments in associates	$ 14		$ 14
MKC Brilliant Holding GmbH (LIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%		35.00%	35.00%
Milvik AB
Disclosure of associates [line items]
Proportion of ownership interest in associate	9.70%		9.70%
Investments in associates	$ 8		$ 10

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.